Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable
	September 30, 2021	September 30, 2020
Accounts receivable	$16,020,269	$11,511,769
Less: allowance for doubtful accounts	(446,527)	(639,991)
Accounts receivable, net	$15,573,742	$10,871,778

Schedule of the company’s accounts receivable and subsequent collection
Accounts Receivable by aging bucket	Balance as of September 30, 2021	Subsequent collection	% of subsequent collection
Less than 3 months	$11,587,490	$7,991,589	69.0%
From 4 to 6 months	3,922,226	3,541,960	90.3%
From 7 to 9 months	356,267	199,853	56.1%
From 10 to 12 months	66,124	5,193	7.9%
Over 1 year	88,162	584	0.7%
Total gross accounts receivable	16,020,269	11,739,179	73.3%
Allowance for doubtful accounts	(446,527)	-	-
Accounts Receivable, net	$15,573,742	$11,739,179	75.4%

Schedule of allowance for doubtful accounts
	September 30, 2021	September 30, 2020
Beginning balance	$639,991	$517,754
Additions	-	93,907
Bad debt recovery	(225,660)	-
Foreign currency translation adjustments	32,196	28,330
Ending balance	$446,527	$639,991